SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]

For the year ended December 31, 2020
		During the year
Exercise Price Range (Cdn$)	Opening Balance	Granted	Exercised	Forfeiture	Expired	Closing Balance	Weighted average remaining contractual life (years)	Vested & Exercisable	Unvested

0—0.70	4,840,000	665,000	—	—	—	5,505,000	3.07	5,153,750	351,250

Weighted Average Exercise Price (Cdn$)	0.27	0.54				0.30		0.30

For the year ended December 31, 2019
		During the year
Exercise Price Range (Cdn$)	Opening Balance	Granted	Exercised	Forfeiture	Expired	Closing Balance	Weighted average remaining contractual life (years)	Vested & Exercisable	Unvested

0—0.70	1,050,000	3,790,000	—	—	—	4,840,000	3.95	2,007,500	2,832,500

Weighted Average Exercise Price (Cdn$)	0.12	0.31				0.27		0.14